Capital and other commitments - Summary of Capital and Other Commitments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 136	$ 104
UK Portfolio [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 33